Interest in Stable Value Fund	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Interest in Stable Value Fund
4. Interest in Stable Value Fund

The Plan has a separately managed account, the Stable Value Fund (the "Fund"), which utilizes a synthetic guaranteed investment contract ("synthetic GIC") to invest in a collective investment trust fund sponsored by the Prudential Insurance Company of America ("Prudential"). The Fund is considered to be fully benefit responsive and is reported at contract value. Participants ordinarily may direct either the withdrawal or transfer of all or a portion of their investment at contract value. The contract value is generally equal to the principal amounts invested in the underlying investments, plus interest accrued at a crediting rate established under the contract, less any adjustments for withdrawals (as specified in the "wrapper" agreement).

The Fund invests in the Prudential Core Conservative Intermediate Bond Fund and has entered into a wrapper contract with Prudential. A wrapper contract is an agreement by another party, such as a bank or insurance company, to make payments to the Fund in certain circumstances. Wrapper contracts are designed to allow a stable value portfolio to maintain a constant NAV and protect a portfolio in extreme circumstances. Under the terms of the wrapper contract, the realized and unrealized gains and losses on the underlying investments are, in effect, amortized over the duration of the underlying investments through adjustments to the future contract interest crediting rate (which is the rate earned by participants in the trust for the underlying investments). To protect the participants' principal and accrued interest, the wrapper contract provides that the adjustments to the crediting rate will not result in a future interest crediting rate that is less than zero.

Because changes in market interest rates affect the yield to maturity and the market value of the underlying investments, they can have a material impact on the wrapper contract's interest crediting rate. In addition, participant withdrawals and transfers from the trust are paid at contract value but funded through the market value liquidation of the underlying investments, which also impacts the interest crediting rate. Contract value represents contributions made under the contract, plus interest at the contract rate, less withdrawals and contract administrative expenses.

The Fund imposes certain restrictions on the Plan, and the Fund itself may be subject to circumstances that affect its ability to transact at fair value. These events include termination of the Plan, a material adverse change to the provisions of the Plan or an employer election to withdraw from a wrapper contract in order to switch to a different investment provider. Plan management believes that the events described above that could result in the payment of benefits at fair value below contract value are not probable of occurring in the foreseeable future.